Himax Technologies, Inc. (the Parent Company only) (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Parent [Member]
Condensed Financial Statements, Captions [Line Items]
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Tax	$ (168)	$ 43	$ (99)